TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Balance at beginning of the year	¥ 2,830,917	¥ 2,195,870	¥ 1,841,225
Addition	392,255	635,047	354,645
Balance at end of the year	¥ 3,223,172	¥ 2,830,917	¥ 2,195,870